Tax (Details 3) (CHF)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Net deferred tax assets (CHF million)
Deferred tax assets	5,539,000,000		6,179,000,000
Net operating loss carry-forwards	758,000,000		1,380,000,000
Temporary differences	4,781,000,000		4,799,000,000
Deferred tax liabilities	61,000,000		80,000,000
Deferred Tax Assets (Liabilities), Net	5,478,000,000		6,099,000,000
Net deferred tax assets change	(621,000,000)
Accumulated undistributed earnings from foreign subsidiaries	6,200,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	57,000,000
Effective tax rate
Effective tax rate (as a percent)	72.30%	27.70%